Intangible assets, net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	$ 0	$ 0
Discount rate applied to cash flow projections	19.80%	18.00%
Pretax growth rate applied to cash flow projections	7.50%	7.50%
Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections	19.80%	18.00%
Pretax growth rate applied to cash flow projections	7.50%	7.50%